Related party disclosures(Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party disclosures [Line Items]
Current payables to related parties	$ 1,365	$ 7
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Description Of Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Turkey	Turkey
Currency	Turkish lira	Turkish lira
Current payables to related parties	$ 11	$ 7
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Currency	US$	US$
Current payables to related parties	$ 7	$ 0
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Description Of Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Turkey	Ukraine
Currency	Ukrainian Grivna	Ukrainian Grivna
Current payables to related parties	$ 725	$ 0
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Currency	US$	US$
Current payables to related parties	$ 584	$ 0
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	United Arab Emirates	Arab Emirates
Currency	Arab Emirates dirham	Arab Emirates dirham
Current payables to related parties	$ 38	$ 0